Equity accounted investees - Schedule of investments without control and significant influence (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Equity accounted investments at beginning of period	R$ 64,484
Equity accounted investments at end of period	52,184	R$ 64,484
Educbank Gestao de Pagamentos Educacionais S.A. ("Educbank")
Disclosure of associates [line items]
Equity accounted investments at beginning of period	64,484	83,139
Share of loss equity-accounted investees	(12,300)	(18,655)
Equity accounted investments at end of period	R$ 52,184	R$ 64,484